Expense Example	Aug. 01, 2026 USD ($)
KraneShares 90% KWEB Defined Outcome January 2027 ETF | KraneShares 90% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
KraneShares 100% KWEB Defined Outcome January 2027 ETF | KraneShares 100% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
KraneShares Asia Pacific High Income USD Bond ETF | KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares Bosera MSCI China A 50 Connect Index ETF | KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	934
KraneShares California Carbon Allowance Strategy ETF | KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
KraneShares China Alpha Index ETF | KraneShares China Alpha Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
KraneShares China Technology & Semiconductor STAR 50 Index ETF | KraneShares China Technology & Semiconductor STAR 50 Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares Dragon Capital Growth of Vietnam Index ETF | KraneShares Dragon Capital Growth of Vietnam Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares Global Carbon Strategy ETF | KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
KraneShares Global Humanoid Robotics and Physical AI Index ETF | KraneShares Global Humanoid Robotics and Physical AI Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
KraneShares Hang Seng TECH Index ETF | KraneShares Hang Seng TECH Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares Hedgeye Hedged Equity Index ETF | KraneShares Hedgeye Hedged Equity Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
KraneShares High-Bandwidth Memory ETF | KraneShares High-Bandwidth Memory ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF | KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
KraneShares KWEB Covered Call Strategy ETF | KraneShares KWEB Covered Call Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
KraneShares Man Buyout Beta Index ETF | KraneShares Man Buyout Beta Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
KraneShares Mount Lucas Managed Futures Index Strategy ETF | KraneShares Mount Lucas Managed Futures Index Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	951
KraneShares MSCI China Clean Technology Index ETF | KraneShares MSCI China Clean Technology Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	669
KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
KraneShares Public-Private AI & Technology ETF | KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
KraneShares Public-Private Emerging Markets Internet and Technology ETF | KraneShares Public-Private Emerging Markets Internet and Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	920
KraneShares Sustainable Ultra Short Duration Index ETF | KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	76
Expense Example, with Redemption, 5 Years	148
Expense Example, with Redemption, 10 Years	361
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | KraneShares Value Line(R) Dynamic Dividend Equity Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
KraneShares Wahed Alternative Income Index ETF | KraneShares Wahed Alternative Income Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,240
Quadratic Deflation ETF | Quadratic Deflation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,474
KraneShares 2x Long BIDU Daily ETF | KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
KraneShares 2x Long JD Daily ETF | KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
KraneShares 2x Long MELI Daily ETF | KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,523